REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2013
REGULATORY MATTERS
Schedule of the Corporation's and the Bank's actual and capital amounts and ratios compared to generally applicable regulatory requirements

    The Corporation's and the Bank's actual capital and ratios compared to generally applicable regulatory requirements as of December 31 are as follows (dollars in thousands):

	Actual		Adequacy Purposes			Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
2013
Total capital to risk weighted assets:
Consolidated	$62,581	12.8%	≥ $	39,153	≥ 8.0%		N/A	N/A
mBank	$60,537	12.4%	≥ $	38,944	≥ 8.0%	≥ $	48,680	10.0%
Tier 1 capital to risk weighted assets:
Consolidated	$57,920	11.8%	≥ $	19,576	≥ 4.0%		N/A	N/A
mBank	$55,947	11.5%	≥ $	19,472	≥ 4.0%	≥ $	29,208	6.0%
Tier 1 capital to average assets:
Consolidated	$57,920	10.3%	≥ $	22,469	≥ 4.0%		N/A	N/A
mBank	$55,947	10.0%	≥ $	22,352	≥ 4.0%	≥ $	27,940	5.0%
2012
Total capital to risk weighted assets:
Consolidated	$69,573	14.9%	≥ $	37,283	≥ 8.0%		N/A	N/A
mBank	$56,879	12.2%	≥ $	37,262	≥ 8.0%	≥ $	46,577	10.0%
Tier 1 capital to risk weighted assets:
Consolidated	$64,355	13.8%	≥ $	18,642	≥ 4.0%		N/A	N/A
mBank	$51,701	11.1%	≥ $	18,631	≥ 4.0%	≥ $	27,946	6.0%
Tier 1 capital to average assets:
Consolidated	$64,355	12.0%	≥ $	21,486	≥ 4.0%		N/A	N/A
mBank	$51,701	9.6%	≥ $	21,481	≥ 4.0%	≥ $	26,851	5.0%